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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended DECEMBER 31, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

SHAY ASSETS MANAGEMENT, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 WEST MONROE STREET, SUITE 2810, CHICAGO             IL              60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

EDWARD E. SAMMONS, JR.            PRESIDENT                     (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /S/ EDWARD E. SAMMONS, JR.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        CHICAGO, IL             FEBRUARY 7, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE
                                         ------------
Form 13F Information Table Entry Total:         66
                                         ------------
Form 13F Information Table Value Total:    272,364
                                         ------------
                                         (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES      COMMON      002824100     7,980     172,000               SOLE                       X
ALCOA, INC.              COMMON      013817101     2,808      95,000               SOLE                       X
ALLSTATE FINANCIAL       COMMON      020002101     1,528      30,000               SOLE                       X
ALTRIA GROUP, INC.       COMMON      02209S103     1,470      23,000               SOLE                       X
AMERICAN EXPRESS CO.     COMMON      025816109     4,904      87,000               SOLE                       X
AMERICAN INT'L GROUP     COMMON      026874107     1,380      20,680               SOLE                       X
ANHEUSER-BUSCH COS.      COMMON      035229103     8,916     177,000               SOLE                       X
APACHE CORP.             COMMON      037411105     4,136      75,000               SOLE                       X
AUTOMATIC DATA
 PROCESSING              COMMON      053015103     6,253     141,000               SOLE                       X
BAKER HUGHES             COMMON      057224107     2,430      55,500               SOLE                       X
BALL CORPORATION         COMMON      058498106     1,731      40,000               SOLE                       X
BAXTER INTERNATIONAL     COMMON      071813109       509      15,000               SOLE                       X
BELLSOUTH CORP.          COMMON      079860102     1,326      50,000               SOLE                       X
BERKSHIRE  HATHAWAY INC.  CL A       084670108     7,296          83               SOLE                       X
CARDINAL HEALTH INC.     COMMON      14149Y108     4,943      85,000               SOLE                       X
CEMEX SA                   ADR       151290889     1,575      40,870               SOLE                       X
CHEVRONTEXACO CORP.      COMMON      166764100     4,412      80,000               SOLE                       X


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
CINTAS CORP.             COMMON      172908105     5,175     118,000               SOLE                       X
CITIGROUP, INC.          COMMON      172967101     7,546     153,956               SOLE                       X
COCA COLA CO             COMMON      191216100     6,578     158,000               SOLE                       X
COMCAST CORP NEW         CL A SPL    20030N200     2,963      95,000               SOLE                       X
COOPER CAMERON CORP      COMMON      216640102     2,235      39,000               SOLE                       X
CTC BEAR STEARNS REPO    COMMON      999999100     5,259   5,259,157               SOLE                       X
EXELON CORP.             COMMON      30161N101     1,810      40,000               SOLE                       X
EXXON MOBIL CORP.        COMMON      30231G102    10,508     201,028               SOLE                       X
FIRST DATA CORP.         COMMON      319963104     5,700     134,000               SOLE                       X
FORD MOTOR CO.           COMMON      345370860     1,570     120,000               SOLE                       X
FPL GROUP, INC.          COMMON      302571104     1,538      19,800               SOLE                       X
GANNETT INC.             COMMON      364730101     6,474      79,600               SOLE                       X
GENERAL DYNAMICS CORP.   COMMON      369550108     6,725      64,500               SOLE                       X
GENERAL ELECTRIC CO.     COMMON      369604103     7,045     193,000               SOLE                       X
HARLEY-DAVIDSON, INC.    COMMON      412822108     6,622     109,000               SOLE                       X
HEWLETT-PACKARD CO.      COMMON      428236103     1,189      60,000               SOLE                       X
HOME DEPOT, INC.         COMMON      437076102     7,223     169,000               SOLE                       X
I B M CORP.              COMMON      459200101     3,473      37,000               SOLE                       X


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS TOOL WORKS,
 INC.                    COMMON      452308109     4,819      52,000               SOLE                       X
INGERSOLL-RAND CO.       COMMON      G4776G101     2,759      35,500               SOLE                       X
ITT INDUSTRIES INC       COMMON      450911102     3,184      37,000               SOLE                       X
J.P. MORGAN CHASE & CO.  COMMON      46625H100     2,925      78,000               SOLE                       X
JOHNSON & JOHNSON        COMMON      478160104     6,659     105,000               SOLE                       X
LEAR CORP.               COMMON      521865105     1,633      30,000               SOLE                       X
LEHMAN BRO HOLDINGS INC. COMMON      524908100     2,354      25,600               SOLE                       X
MICROSOFT CORP.          COMMON      594918104     6,500     244,000               SOLE                       X
MORGAN ST DEAN WITTER    COMMON      617446448     2,634      46,000               SOLE                       X
NORTH FORK BANCORP       COMMON      659424105     1,874      63,084               SOLE                       X
OMNICOM GROUP            COMMON      681919106     6,493      77,000               SOLE                       X
PEPSICO INC.             COMMON      713448108     5,690     109,000               SOLE                       X
PFIZER, INC.             COMMON      717081103     5,647     210,000               SOLE                       X
PPL CORPORATION          COMMON      69351T106     1,810      32,500               SOLE                       X
PRAXAIR, INC.            COMMON      74005P104     2,887      66,900               SOLE                       X
PROCTER & GAMBLE CO.     COMMON      742718109     6,555     119,000               SOLE                       X
RADIOSHACK               COMMON      750438103     1,470      44,000               SOLE                       X
SBC COMM, INC.           COMMON      78387G103     2,153      90,000               SOLE                       X


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
STATE STREET CORP.       COMMON      857477103     6,484     132,000               SOLE                       X
SYSCO CORPORATION        COMMON      871829107     6,947     182,000               SOLE                       X
TELEFONOS DE MEXICO-
 ADR                      ADR        879403780     2,415      63,500               SOLE                       X
TJX COS., INC.           COMMON      872540109     2,286      90,000               SOLE                       X
VERIZON COMMUNICATIONS   COMMON      92343V104     2,153      60,000               SOLE                       X
WACHOVIA CORP.           COMMON      929903102     2,956      53,400               SOLE                       X
WAL MART STORES INC.     COMMON      931142103     6,867     130,000               SOLE                       X
WASTE MANAGEMENT, INC.   COMMON      94106L109     2,415      82,000               SOLE                       X
WELLS FARGO CO.          COMMON      949746101     1,947      31,500               SOLE                       X
WENDY'S INTERNATIONAL
 INC.                    COMMON      950590109     5,418     138,000               SOLE                       X
WEYERHAEUSER CO.         COMMON      962166104     1,909      30,400               SOLE                       X
WRIGLEY (WM.) JR. CO.    COMMON      982526105     6,365      92,000               SOLE                       X
XTO ENERGY INC.          COMMON      98385X106     2,926      80,000               SOLE                       X
         TOTAL                                   272,364
